Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Rental income	$ 7,661,356	$ 7,693,017	$ 23,470,574	$ 23,602,360	$ 31,591,870	$ 23,590,011
Fee and other income	302,118	160,616	1,257,500	489,565	860,242	388,834
Total revenue	7,963,474	7,853,633	24,728,074	24,091,925	32,452,112	23,978,845
Costs and expenses:
Rental operating costs	2,794,071	2,576,781	8,067,236	7,635,145	10,135,345	8,515,151
General and administrative	1,322,631	1,252,299	3,960,202	3,715,029	5,065,579	4,672,783
Depreciation and amortization	2,399,307	2,564,211	7,346,640	7,723,372	10,256,185	7,784,917
Total costs and expenses	6,516,009	6,393,291	19,374,078	19,073,546	25,457,109	20,972,851
Other income (expense):
Interest expense-Series B preferred stock	(1,202,099)	(1,443,960)	(3,966,902)	(4,546,687)	(5,970,220)	(4,767,559)
Interest expense-mortgage notes	(1,989,053)	(1,879,780)	(5,851,865)	(5,641,296)	(7,561,117)	(6,007,101)
Interest and other income	10,515	9,892	25,612	78,224	85,723	150,008
Gain on sales of real estate, net	210,372	732,908	2,237,423	2,121,453	2,186,481	1,513,242
Impairment of real estate asset		(700,000)		(700,000)	(948,053)	0
Acquisition costs					(145,040)	(348,414)
Income tax expense	(53,566)	(87,898)	(154,189)	(232,598)	(213,860)	(172,691)
Total other expense, net	(3,023,831)	(3,368,838)	(7,709,921)	(8,920,904)	(12,566,086)	(9,632,515)
Loss from continuing operations					(5,571,083)	(6,626,521)
Gain on the sale of real estate						4,730,398
Loss from discontinued operations, net						(131,375)
Income from discontinued operations						4,599,023
Net income (loss)	(1,576,366)	(1,908,496)	(2,355,925)	(3,902,525)	(5,571,083)	(2,027,498)
Less: Income attributable to noncontrolling interests	(200,181)	(81,534)	(415,009)	(102,890)	(241,402)	(1,791,194)
Net loss attributable to Presidio Property Trust, Inc. common stockholders	$ (1,776,547)	$ (1,990,030)	$ (2,770,934)	$ (4,005,415)	$ (5,812,485)	$ (3,818,692)
Basic and diluted income (loss) per common share
Continuing operations					$ (0.32)	$ (0.39)
Discontinued operations						0.27
Loss per common share	$ (0.10)	$ (0.12)	$ (0.16)	$ (0.23)	$ (0.34)	$ (0.22)
Weighted average number of common shares outstanding - basic and diluted	17,617,500	17,073,986	17,564,805	17,286,439	17,301,129	17,139,479